SHARE-BASED COMPENSATION - Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity	1	1
Volatilities	53.00%	54.00%
Risk-free interest rates	(0.52%)	(0.36%)
Employee options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity	4	4
Volatilities	60.00%	58.00%
Risk-free interest rates	(0.27%)	(0.30%)
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity		0.7
Volatilities		56.00%
Risk-free interest rates		0.25%